Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2016	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Accumulated loss for tax (in Dollars)		$ 118,512
Check Cap Us Inc [Member]
Income Taxes [Line Items]
Operating loss or NOL carry-forwards (in Dollars)		$ 13	$ 9
Maximum [Member]
Income Taxes [Line Items]
Reduction in income tax rate	9.00%
Minimum [Member]
Income Taxes [Line Items]
Reduction in income tax rate	7.50%
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Income tax rate		23.00%	23.00%	23.00%
Reduction in income tax rate	6.00%
Development Area A [Member]
Income Taxes [Line Items]
Income tax rate	7.50%
Reduction in income tax rate	5.00%
Rest Of Country [Member]
Income Taxes [Line Items]
Income tax rate	12.00%
Reduction in income tax rate	8.00%
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Income tax rate		21.00%